Document And Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	SR Bancorp, Inc.
Entity Central Index Key	0001951276
Entity Emerging Growth Company	true
Entity File Number	001-41808
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-2601722
Entity Address, Address Line One	220 West Union Avenue
Entity Address, City or Town	Bound Brook
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08805
City Area Code	(732)
Local Phone Number	560-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SRBK
Security Exchange Name	NASDAQ
Amendment Description	On September 12, 2025, SR Bancorp, Inc., the holding company for Somerset Regal Bank, issued a press release reporting its financial results for the quarter and year ended June 30, 2025, which corrected and restated its previously issued press release (on July 31, 2025).A copy of the restated press release announcing the results is included as Exhibit 99.1 to this Current Report on Form 8-K and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933.